Convertible Note	6 Months Ended
Jun. 30, 2023
Long-Term Deposits [Abstract]
CONVERTIBLE NOTE

16. CONVERTIBLE NOTE

On December 9, 2022, the Group entered into a securities purchase agreement with Aenco Technologies Limited (“Aenco”). Pursuant to the securities purchase agreement, Aenco is purchasing a convertible note in the original principal amount of $3,000,000 (the “Dec 2022 Note”). The Dec 2022 Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at Aencco’s option. The Dec 2022 Notes have a maturity date of 12 months subject to the Aenco’s extension, a bullet interest rate of 7% per annum, and a conversion price of $12.00 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the Dec 2022 Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. In April 2023, Aenco transferred the whole Dec 2022 Note to two external investors, and the two external investors fully converted the Dec 2022 Note into 250,000 Class A Ordinary Shares.

On June 28, 2023, the Group entered into a securities purchase agreement with 4 investors. Pursuant to the securities purchase agreement, the investors are purchasing a convertible note in the original principal amount of $3,000,000 (the “June 2023 Note”). The whole proceeds from the June 2023 Note was used to settle a related party loan. The June 2023 Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at the Note holder option. The June 2023 Notes have a maturity date of 12 months subject to the investors extension, a bullet interest rate of 7% per annum, and a conversion price of $3.00 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the June 2023 Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. Immediately following the issuance of June 2023 Note, the June 2023 Note was fully converted into 1,000,000 Class A Ordinary Shares.